Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 100.0%
Communication Services – 3.9%
Boyaa Interactive International Ltd. ............................................... 1,087,708 $ 933,871
Nexon Co. Ltd. ............................................................... 24,100 529,862
1,463,733
Consumer Discretionary – 13.2%
Cango, Inc., ADR
*
............................................................. 249,183 1,056,536
Empery Digital, Inc.
*
........................................................... 154,373 1,160,885
GameStop Corp., Class A
*
...................................................... 22,451 612,463
Metaplanet, Inc.
*
.............................................................. 386,100 1,503,250
Tesla, Inc.
*
................................................................... 1,512 672,417
5,005,551
Financials – 13.4%
Block, Inc.
*
................................................................... 7,493 541,519
Bullish
*
...................................................................... 34,410 2,188,820
Coinbase Global, Inc., Class A
*
................................................... 1,713 578,120
Fold Holdings, Inc.
*
............................................................ 290,665 1,121,967
Galaxy Digital, Inc., Class A
*
..................................................... 19,286 652,431
5,082,857
Health Care – 4.0%
Kindly MD, Inc.
*
............................................................... 293,804 314,370
Semler Scientific, Inc.
*
.......................................................... 39,760 1,192,800
1,507,170
Information Technology – 65.5%
Bitdeer Technologies Group, Class A
*
.............................................. 39,341 672,338
Bitfarms Ltd.
*
................................................................. 496,544 1,402,485
BitFuFu, Inc., Class A
*
.......................................................... 241,072 904,020
Canaan, Inc., ADR
*
............................................................ 681,537 600,843
Capital B
*
.................................................................... 493,042 608,293
Cipher Mining, Inc.
*
............................................................ 101,083 1,272,635
Cleanspark, Inc.
*
.............................................................. 140,527 2,037,642
Core Scientific, Inc.
*
........................................................... 35,671 639,938
Exodus Movement, Inc., Class A
*
................................................. 35,440 984,523
Hut 8 Corp.
*
.................................................................. 42,188 1,468,424
MARA Holdings, Inc.
*
.......................................................... 186,897 3,412,739
Next Technology Holding, Inc.
*
................................................... 16,356 407,264
Remixpoint, Inc.
*
.............................................................. 412,100 940,364
Riot Platforms, Inc.
*
............................................................ 107,357 2,043,004
Strategy, Inc.
*
................................................................. 22,879 7,371,843
24,766,355
Total Common Stocks (Cost $37,224,292) ........................................................ 37,825,666
Total Investments – 100.0%
(Cost $37,224,292) .......................................................................... $ 37,825,666
Other Assets in Excess of Liabilities – 0.0%
†
........................................................ 11,413
Net Assets – 100.0% .......................................................................... $ 37,837,079
* Non Income Producing
† Less than 0.05%
ADR : American Depositary Receipt

Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 65.5%
Financials ...................................................................................... 13.4%
Consumer Discretionary ........................................................................... 13.2%
Health Care .................................................................................... 4.0%
Communication Services .......................................................................... 3.9%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%
†
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 69.1%
China .......................................................................................... 8.0%
Japan .......................................................................................... 7.9%
Canada ........................................................................................ 7.6%
Cayman Islands ................................................................................. 5.8%
France ......................................................................................... 1.6%
Other Assets in Excess of Liabilities .................................................................. 0.0%
†
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.
† Less than 0.05%